Prepaid Expenses - Schedule of Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid clinical expenses	$ 3,269	$ 5,151
Prepaid insurance expense	1,399	206
Other	2,408	1,219
Prepaid expenses	$ 7,076	$ 6,576